Taxation - Summary of Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Net operating tax loss carry forwards	¥ 136,584	¥ 116,862
Advertising expenses in excess of deduction limit	8	1
Total deferred tax assets	136,592	116,863
Less: valuation allowances	¥ (136,592)	¥ (116,863)	¥ (108,601)	¥ (112,838)